Tax charge (Tables)	12 Months Ended
Dec. 31, 2024
Tax charge
Schedule of total tax charge in the income statment

	2024 $m	2023 $m	2022 $m
Hong Kong	(229)	(129)	(106)
Indonesia	(37)	(43)	(27)
Malaysia	(155)	(98)	(44)
Singapore	(176)	(174)	(61)
Growth markets and other	(158)	(103)	(210)
Eastspring	(29)	(26)	(26)
Total segment note (i)	(784)	(573)	(474)
Unallocated to a segment (central operations)	(40)	13	(4)
Total tax charge notes (i)(ii)	(824)	(560)	(478)

Notes

(i)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates that are equity accounted for. Therefore, the actual tax charge in the income statement does not include tax arising from the results of joint ventures and associates including Mainland China.
(ii)	The total tax charge is analysed between current tax and deferred tax by component as follows:

Schedule of total tax charge

	2024 $m	2023 $m	2022 $m
Current tax arising from:
Corporation tax	(520)	(457)	(474)
Adjustments in respect of prior years	(1)	1	(7)
Pillar Two income taxes	–	–	–
Total current tax charge	(521)	(456)	(481)

Deferred tax arising from:
Origination and reversal of temporary differences	(319)	(135)	–
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	16	31	3
Total deferred tax (charge) credit	(303)	(104)	3
Total tax charge	(824)	(560)	(478)

Schedule of shareholder profit and tax charge

	2024		2023		2022
	$m	ETR %	$m	ETR %	$m	%
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)	3,239		2,272		(519)
Tax charge attributable to policyholders’ returns note (i)	(286)		(175)		(124)
Profit before tax attributable to shareholders’ returns	2,953		2,097		(643)
Tax charge at the expected rate	(585)	20%	(399)	19%	85	13%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates note (ii)	96	(3)%	80	(4)%	61	9%
Deductions and losses not allowable for tax purposes note (iii)	(164)	5%	(136)	6%	(196)	(30)%
Items related to taxation of life insurance businesses note (iv)	94	(3)%	137	(7)%	(129)	(20)%
Deferred tax adjustments including unrecognised tax losses	4	0%	13	(1)%	(45)	(7)%
Effect of results of joint ventures and associates note (v)	100	(3)%	(38)	2%	(32)	(5)%
Irrecoverable withholding taxes note (vi)	(61)	2%	(63)	3%	(55)	(9)%
Other	1	0%	(2)	1%	(15)	(2)%
Total credit (charge) on recurring items	70	(2)%	(9)	0%	(411)	(64)%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	7	0%	42	(2)%	1	0%
Movements in provisions for open tax matters note (vii)	(8)	0%	(15)	1%	(40)	(6)%
Adjustments in relation to business disposals and corporate transactions	(22)	0%	(4)	0%	11	2%
Total (charge) credit on non - recurring items	(23)	0%	23	(1)%	(28)	(4)%
Tax charge attributable to shareholders’ returns	(538)		(385)		(354)
Tax charge attributable to policyholders’ returns note (i)	(286)		(175)		(124)
Tax charge attributable to shareholders’ and policyholders’ returns	(824)		(560)		(478)
Profit before tax attributable to shareholders’ returns analysed into:
Adjusted operating profit	3,129		2,893		2,722
Non-operating result note (viii)	(176)		(796)		(3,365)
Profit before tax attributable to shareholders’ returns	2,953		2,097		(643)
Tax charge attributable to shareholders' returns analysed into:
Tax charge on adjusted operating profit	(547)		(444)		(539)
Tax credit on non-operating result note (viii)	9		59		185
Tax charge attributable to shareholders’ returns	(538)		(385)		(354)
Actual tax rate on:
Adjusted operating profit:
Including non-recurring tax reconciling items note(ix)	17%		15%		20%
Excluding non-recurring tax reconciling items	17%		16%		18%
Profit before tax attributable to shareholders’ returns note (ix)	18%		18%		(55)%

Notes

(i)	The tax charge attributable to policyholders of $(286) million (2023: $(175) million; 2022: $(124) million) is equal to the profit before tax attributable to policyholders as a result of accounting for policyholder income after the deduction of expenses on a post-tax basis.
(ii)	Income not taxable or taxable at concessionary rates primarily relates to non-taxable investment income and gains in Singapore and other (central) operations.
(iii)	Deductions and losses not allowable for tax purposes primarily relates to non-deductible head office costs in other (central) operations.
(iv)	Items related to taxation of life insurance businesses primarily relates to Hong Kong where the taxable profit is computed as 5 per cent of net insurance premiums.
(v)	Profit before tax includes Prudential’s share of profit after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item.
(vi)	The Group incurs withholding tax on remittances received from certain jurisdictions and on certain investment income. Where these withholding taxes cannot be offset against corporate income tax or otherwise recovered, they represent a cost to the Group. Irrecoverable withholding tax on remittances is included in other (central) operations and is not allocated to any segment. Irrecoverable withholding tax on investment income is included in the relevant segment where the investment income is reflected.

(vii)  The statement of financial position contains the following provisions in relation to open tax matters.

2024 $m
Balance at 1 Jan	(93)
Movements in the current year included in tax charge attributable to shareholders	(8)
Provisions utilised in the year	13
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(7)
Balance at 31 Dec	(95)

(viii) ‘Non-operating result’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns and corporate transactions. The tax credit on non-operating result is calculated using the tax rates applicable to investment profit or loss recorded in the non-operating result for each entity, and then adjusting for any discrete items included in the total tax charge that relate specifically to the amounts (other than investment related profit or loss) included in the non-operating result. The difference between this tax on non-operating result and the tax charge calculated on profit before tax is the tax charge on adjusted operating profit.

(ix)   The actual shareholder tax rates of the relevant business operations are shown below:

	2024%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	9%	19%	22%	14%	23%	10%	(7)%	17%
Tax rate on profit before tax	10%	18%	22%	14%	23%	10%	(11)%	18%

	2023%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	7%	22%	22%	16%	20%	9%	2%	15%
Tax rate on profit before tax	7%	22%	20%	16%	11%	9%	2%	18%

	2022%
					Growth		Other	Total
	Hong				markets		central	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	19%	26%	16%	33%	10%	0%	20%
Tax rate on profit before tax	(7)%	16%	25%	63%	40%	10%	(1)%	(55)%

Schedule of movements in provisions for open tax matters

2024 $m
Balance at 1 Jan	(93)
Movements in the current year included in tax charge attributable to shareholders	(8)
Provisions utilised in the year	13
Other movements (including interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax)	(7)
Balance at 31 Dec	(95)

Schedule of tax rate of relevant business operations

	2024%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	9%	19%	22%	14%	23%	10%	(7)%	17%
Tax rate on profit before tax	10%	18%	22%	14%	23%	10%	(11)%	18%

	2023%
					Growth		Other	Total
	Hong				markets		(central)	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	7%	22%	22%	16%	20%	9%	2%	15%
Tax rate on profit before tax	7%	22%	20%	16%	11%	9%	2%	18%

	2022%
					Growth		Other	Total
	Hong				markets		central	attributable to
	Kong	Indonesia	Malaysia	Singapore	and other	Eastspring	operations	shareholders
Tax rate on adjusted operating profit	4%	19%	26%	16%	33%	10%	0%	20%
Tax rate on profit before tax	(7)%	16%	25%	63%	40%	10%	(1)%	(55)%